Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 5,272	€ 5,717
Property, plant and equipment	126,049	108,112
Investment in associate	38,345	9,176
Other receivables	1,808	1,375
Marketable securities	107,561	115,280
Total non-current assets	279,035	239,660
Current assets
Inventories	75,405	0
Trade receivables	2,200	387
Income tax receivables	893	0
Other receivables	20,093	6,957
Prepayments	25,231	13,994
Marketable securities	235,797	134,278
Cash and cash equivalents	446,267	584,517
Total current assets	805,886	740,133
Total assets	1,084,921	979,793
Equity
Share capital	7,646	7,217
Distributable equity	875,989	831,494
Total equity	883,635	838,711
Non-current liabilities
Lease liabilities	97,966	85,116
Contract liabilities	2,964	0
Other liabilities	0	3,162
Total non-current liabilities	100,930	88,278
Current liabilities
Lease liabilities	6,995	6,859
Contract liabilities	2,601	363
Trade payables and accrued expenses	59,417	21,897
Other liabilities	29,952	23,384
Income tax payables	198	301
Provisions	1,193	0
Total current liabilities	100,356	52,804
Total liabilities	201,286	141,082
Total equity and liabilities	€ 1,084,921	€ 979,793